Financial instruments - Fair value and risk management - Gross amounts for hedged items (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total cash flow hedge reserve	€ (1,830.0)	€ 21.0	€ (266.0)
Gross
Disclosure of detailed information about hedging instruments [line items]
Continuing hedges	(2,083.8)	112.5	(140.5)
Balance remaining		(76.1)	(142.6)
Total cash flow hedge reserve	(2,083.8)	36.4	(283.1)
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Deferred tax included in hedge reserve	253.0	(15.0)	17.0
Foreign currency risk | Property, plant and equipment - aircraft additions | Gross
Disclosure of detailed information about hedging instruments [line items]
Continuing hedges	(84.8)	(7.7)	(30.0)
Balance remaining		(76.1)	(142.6)
Total cash flow hedge reserve	(84.8)	(83.8)	(172.6)
Foreign currency risk | Fuel and oil operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Continuing hedges	28.6	(84.7)	(83.7)
Total cash flow hedge reserve	28.6	(84.7)	(83.7)
Commodity price risk | Fuel and carbon operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Continuing hedges	(2,027.6)	204.9	(26.8)
Total cash flow hedge reserve	€ (2,027.6)	€ 204.9	€ (26.8)